Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (3,019)	$ (4,400)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	120	127
Noncash operating lease expenses	170	175
Fair value changes in the guarantee liabilities	591	379
Changes in operating assets and liabilities:
Prepayments and other current assets	(8)	(2)
Notes and accounts payable	1	(2)
Accrued expenses	76	254
Accrued expenses due to related parties	92	42
Operating lease liabilities due to related parties	(124)	(128)
Other current liabilities	(1,542)	878
Other current liabilities due to related parties	20	17
Other non-current liabilities	(1)	59
Net cash used in operating activities	(3,624)	(2,601)
Cash flows from investing activities
Proceeds from maturity of time deposits		95
Net cash provided by investing activities		95
Cash flows from financing activities
Payments of deferred offering costs	(213)	(445)
Proceeds from short-term bank loans	9,241	9,803
Repayment of short-term bank loans	(9,394)	(9,113)
Proceeds of loan from related parties	2,427	2,026
Repayments of loan from related parties		(120)
Repayments of long-term bank loans	(71)	(123)
Net cash provided by financing activities	1,990	2,028
Effects of exchange rate changes on cash and restricted cash	(7)	(54)
NET DECREASE IN CASH AND RESTRICTED CASH	(1,641)	(532)
CASH AND RESTRICTED CASH AT BEGINNING OF THE YEAR	1,742	2,274
CASH AND RESTRICTED CASH AT END OF THE PERIOD	101	1,742
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid	223	104
Reconciliation to amount on consolidated balance sheets
Cash	98	177
Restricted cash	3	1,565
TOTAL CASH AND RESTRICTED CASH	$ 101	$ 1,742